OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	The following are the future minimum rental payments to be paid under the non-cancelable operating lease in effect at December 31, 2013:
Year Ending December 31,	Amount

2014	$37,240
2015	$18,620